Net Income Per Common Share	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
NET INCOME PER COMMON SHARE

NOTE 16 – NET INCOME PER COMMON SHARE

	2011	2010	2009
Basic
Average common shares outstanding	103,471,323	107,021,624	113,514,399

Net income	$441,860	$462,485	$435,848
Less net income allocated to unvested restricted shares	(4,825)	(4,817)	(4,504)

Net income allocated to common shares	$437,035	$457,668	$431,344

Net income per common share	$4.22	$4.28	$3.80

Diluted
Average common shares outstanding	103,471,323	107,021,624	113,514,399
Stock options and other contingently issuable shares (a)	2,200,650	1,763,893	943,089

Average common shares outstanding assuming dilution	105,671,973	108,785,517	114,457,488

Net income	$441,860	$462,485	$435,848
Less net income allocated to unvested restricted shares assuming dilution	(4,756)	(4,749)	(3,679)

Net income allocated to common shares assuming dilution	$437,104	$457,736	$432,169

Net income per common share	$4.14	$4.21	$3.78

(a)	Stock options and other contingently issuable shares excludes 101,260, 1,544,620 and 4,759,922 shares at December 31, 2011, 2010 and 2009, respectively, due to their anti-dilutive effect.

The Company has two classes of participating securities: common shares and restricted shares, representing 99% and 1% of outstanding shares, respectively. The restricted shares are shares of unvested restricted stock granted under the Company’s restricted stock award program. Unvested restricted shares granted prior to April 21, 2010 received non-forfeitable dividends. Accordingly, the shares are considered a participating security and the two-class method of calculating basic and diluted earnings per share is required. Effective April 21, 2010, the restricted stock award program was revised and dividends on performance-based restricted shares granted after this date are deferred and payment is contingent upon the awards vesting. Only the time-based restricted shares, which continue to receive non-forfeitable dividends, are considered a participating security. Basic and diluted earnings per share are calculated using the two-class method in accordance with the Earnings Per Share Topic of the ASC.